Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate (Detail)	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Income Tax Rate Reconciliation [Line Items]
Federal statutory income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	8.30%	10.80%	(6.30%)
Change to unrecognized tax benefits	(111.30%)	0.20%	(2.90%)
Excess executive compensation	8.00%	3.70%	(1.00%)
Meals and entertainment disallowance	5.10%	1.10%	(0.80%)
Tax credits	(76.30%)	(3.90%)	4.30%
Joint venture net loss allocation		33.10%	(30.30%)
Change in valuation allowance	108.60%	(19.80%)	(17.60%)
Changes in deferred taxes and payables	(134.80%)	(5.40%)
State law changes	4.70%
Other, net	3.00%	(0.10%)	(0.10%)
Effective income tax rate	(149.70%)	54.70%	(19.70%)